CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with Resource Real Estate Opportunity Manager) (Narrative) (Details) (Resource Real Estate Opportunity Manager LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Resource Real Estate Opportunity Manager LLC [Member]
Related Party Transaction [Line Items]
Property management fee	$ 765,000	$ 193,000
Property management fee payable	103,000	35,000
Debt servicing fee percentage	2.75%
Debt servicing fee	4,500	0
Reimbursable expenses payable	$ 262,000	$ 67,000